UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Frank, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1519

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)

Hardman Johnston International Growth Fund
Retail Shares | HJIRX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Hardman Johnston International Growth Fund (the “Fund”) for the period of  November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://hardmanjohnstonfunds.com/literature/. You can also request this information by contacting us at 1-833-627-6668.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Shares	$148	1.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund  outperformed the MSCI ACWI ex-USA Net Index (USD) for the fiscal year ended October 31, 2025.
WHAT FACTORS INFLUENCED PERFORMANCE
In this unprecedented time of global turbulence, we see resiliency in the fundamentals and earnings growth of our portfolio holdings in most economic scenarios. Amid the ongoing market volatility and geopolitical uncertainties, the Fund’s subadviser, Hardman Johnston  Global Advisors LLC, has steadfastly adhered to its proprietary and proven investment process which allowed the Fund to navigate this environment and outperform the MSCI ACWI ex-USA Index. Within the Fund, Industrials and Consumer Discretionary were the largest active sector contributors relative to the benchmark index. Information Technology and Communication Services were the largest sector detractors. Regionally, Europe was the largest contributor and Emerging Markets was the largest detractor relative to the MSCI ACWI ex-USA Index.

Top Contributors
↑	Rheinmatall AG
↑	Mitsubishi Heavy Industries, Ltd.
↑	Standard Chartered PLC
↑	Prosus N.V.
↑	Airbus SE

Top Detractors
↓	Novo Nordisk
↓	Prysmian S.p.A.
↓	STMicroelectronics NV
↓	LVMH
↓	ICICI Bank Limited
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Hardman Johnston International Growth Fund	PAGE 1	TSR-AR-56170L877

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/17/2018)
Retail Shares	36.92	8.82	8.12
MSCI ACWI ex USA Net Index (USD)	24.93	11.18	7.97
MSCI EAFE Net Index (USD)	23.03	12.33	8.02
Visit https://hardmanjohnstonfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$114,052,265
Number of Holdings	25
Net Advisory Fee Paid	$384,961
Portfolio Turnover Rate	81%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of Net Assets)
Prosus NV	5.9%
Sandoz Group AG	5.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
Mitsubishi Heavy Industries Ltd.	5.6%
Standard Chartered PLC	5.4%
Airbus SE	5.4%
ASML Holding NV	5.4%
Hitachi Ltd.	5.2%
Prysmian SpA	5.0%
Safran SA	4.9%

Top Sectors*	(% of Net Assets)
Industrials	35.0%
Information Technology	17.8%
Consumer Discretionary	16.7%
Health Care	14.7%
Financials	14.3%
Communication Services	1.4%
Cash & Other	0.1%

Geographic Breakdown	(% of Net Assets)
Netherlands	18.9%
Japan	15.6%
Germany	15.3%
United Kingdom	11.9%
France	8.4%
Italy	7.5%
Switzerland	5.7%
Taiwan	5.7%
India	4.3%
Cash & Other	6.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hardmanjohnstonfunds.com/literature/.
Hardman Johnston International Growth Fund	PAGE 2	TSR-AR-56170L877

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-833-627-6668, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund  or your financial intermediary.
Hardman Johnston International Growth Fund	PAGE 3	TSR-AR-56170L877

Hardman Johnston International Growth Fund
Institutional Shares | HJIGX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Hardman Johnston International Growth Fund (the “Fund”) for the period of  November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://hardmanjohnstonfunds.com/literature/. You can also request this information by contacting us at 1-833-627-6668.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$119	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund  outperformed the MSCI ACWI ex-USA Net Index (USD) for the fiscal year ended October 31, 2025.
WHAT FACTORS INFLUENCED PERFORMANCE
In this unprecedented time of global turbulence, we see resiliency in the fundamentals and earnings growth of our portfolio holdings in most economic scenarios. Amid the ongoing market volatility and geopolitical uncertainties, the Fund’s subadviser, Hardman Johnston  Global Advisors LLC, has steadfastly adhered to its proprietary and proven investment process which allowed the Fund to navigate this environment and outperform the MSCI ACWI ex-USA Index. Within the Fund, Industrials and Consumer Discretionary were the largest active sector contributors relative to the benchmark index. Information Technology and Communication Services were the largest sector detractors. Regionally, Europe was the largest contributor and Emerging Markets was the largest detractor relative to the MSCI ACWI ex-USA Index.

Top Contributors
↑	Rheinmatall AG
↑	Mitsubishi Heavy Industries, Ltd.
↑	Standard Chartered PLC
↑	Prosus N.V.
↑	Airbus SE

Top Detractors
↓	Novo Nordisk
↓	Prysmian S.p.A.
↓	STMicroelectronics NV
↓	LVMH
↓	ICICI Bank Limited
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Hardman Johnston International Growth Fund	PAGE 1	TSR-AR-56170L885

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/14/2018)
Institutional Shares	37.23	9.11	8.03
MSCI ACWI ex USA Net Index (USD)	24.93	11.18	6.66
MSCI EAFE Net Index (USD)	23.03	12.33	7.05
Visit https://hardmanjohnstonfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$114,052,265
Number of Holdings	25
Net Advisory Fee Paid	$384,961
Portfolio Turnover Rate	81%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of Net Assets)
Prosus NV	5.9%
Sandoz Group AG	5.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
Mitsubishi Heavy Industries Ltd.	5.6%
Standard Chartered PLC	5.4%
Airbus SE	5.4%
ASML Holding NV	5.4%
Hitachi Ltd.	5.2%
Prysmian SpA	5.0%
Safran SA	4.9%

Top Sectors*	(% of Net Assets)
Industrials	35.0%
Information Technology	17.8%
Consumer Discretionary	16.7%
Health Care	14.7%
Financials	14.3%
Communication Services	1.4%
Cash & Other	0.1%

Geographic Breakdown	(% of Net Assets)
Netherlands	18.9%
Japan	15.6%
Germany	15.3%
United Kingdom	11.9%
France	8.4%
Italy	7.5%
Switzerland	5.7%
Taiwan	5.7%
India	4.3%
Cash & Other	6.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hardmanjohnstonfunds.com/literature/.
Hardman Johnston International Growth Fund	PAGE 2	TSR-AR-56170L885

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-833-627-6668, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund  or your financial intermediary.
Hardman Johnston International Growth Fund	PAGE 3	TSR-AR-56170L885

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that there are two audit committee financial experts serving on its audit committee. Gaylord B. Lyman and Scott C. Jones are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2025	FYE 10/31/2024
(a) Audit Fees	$14,500	$13,800
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,500	$3,500
(d) All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant as well as non-audit services provided to the registrant’s investment adviser and any entity controlling, controlled by or under the common control with the registrant’s investment adviser that provides ongoing services to the registrant, relating to the operations and financial reporting of the registrant.

The percentage of fees billed by the registrant’s accountant applicable to non-audit services pursuant to waiver of the pre-approval requirement were as follows for the Hardman Johnston International Growth Fund:

	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other entity, controlling, controlled by or under common control with the registrant's investment adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2025	FYE 10/31/2024
Registrant	$3,500	$3,500
Registrant’s Investment Adviser	$0	$0

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Hardman Johnston
International Growth Fund
Retail Shares HJIRX
Institutional Shares HJIGX
Core Financial Statements
October 31, 2025

Hardman Johnston International Growth Fund
Schedule of Investments
October 31, 2025

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 1.4%
Deutsche Telekom AG	50,061	$1,550,642
Consumer Discretionary - 16.7%
LVMH Moet Hennessy Louis Vuitton SE	5,660	4,000,601
MercadoLibre, Inc.(a)	1,168	2,718,239
Prosus NV	97,905	6,767,011
Suzuki Motor Corp.	369,767	5,520,204
		19,006,055
Financials - 14.3%
Commerzbank AG	142,557	5,198,020
HDFC Bank Ltd. - ADR	62,290	2,256,144
ICICI Bank Ltd. - ADR	88,593	2,684,368
Standard Chartered PLC	301,068	6,180,088
		16,318,620
Health Care - 14.7%
AstraZeneca PLC	33,432	5,514,555
Sandoz Group AG	97,332	6,489,790
UCB SA	18,699	4,808,276
		16,812,621
Industrials - 35.0%(b)
Airbus SE	24,883	6,135,402
Hitachi Ltd.	174,752	5,969,351
Leonardo SpA	47,374	2,787,222
Mitsubishi Heavy Industries Ltd.	210,574	6,357,163
Prysmian SpA	54,930	5,727,180
Rheinmetall AG	2,752	5,409,814
Safran SA	15,789	5,610,098
Weir Group PLC	48,500	1,888,001
		39,884,231
Information Technology - 17.8%
ASML Holding NV	5,788	6,119,681
Infineon Technologies AG	132,767	5,269,883
STMicroelectronics NV	102,130	2,507,881
Taiwan Semiconductor Manufacturing Co. Ltd.	133,277	6,445,234
		20,342,679
TOTAL COMMON STOCKS (Cost $76,005,968)		113,914,848

	Shares	Value
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.03%(c)	134,576	$134,576
TOTAL SHORT-TERM INVESTMENTS (Cost $134,576)		134,576
TOTAL INVESTMENTS - 100.0% (Cost $76,140,544)		$114,049,424
Other Assets in Excess of Liabilities - 0.0%(d)		2,841
TOTAL NET ASSETS - 100.0%		$114,052,265

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

Hardman Johnston International Growth Fund
Statement of Assets and Liabilities
October 31, 2025

ASSETS:
Investments, at value	$114,049,424
Receivable for investments sold	1,326,143
Dividends receivable	109,993
Receivable for fund shares sold	87,250
Dividend tax reclaims receivable	62,498
Prepaid expenses and other assets	28,859
Total assets	115,664,167
LIABILITIES:
Payable for investments purchased	1,447,390
Payable to adviser	51,704
Payable for fund administration and accounting fees	35,325
Payable for transfer agent fees and expenses	17,652
Payable for custodian fees	8,627
Payable for compliance fees	3,201
Payable for distribution and shareholder servicing fees	3,082
Payable for expenses and other liabilities	44,921
Total liabilities	1,611,902
NET ASSETS	$ 114,052,265
NET ASSETS CONSISTS OF:
Paid-in capital	$87,643,810
Total distributable earnings	26,408,455
Total net assets	$ 114,052,265
Institutional Shares
Net assets	$112,817,021
Shares issued and outstanding(a)	6,656,497
Net asset value per share	$16.95
Retail Shares
Net assets	$1,235,244
Shares issued and outstanding(a)	69,384
Net asset value per share	$17.80
COST:
Investments, at cost	$76,140,544

(a)	Unlimited shares authorized, $0.01 par value.
The accompanying notes are an integral part of these financial statements.

2

Hardman Johnston International Growth Fund
Statement of Operations
For the Year Ended October 31, 2025

INVESTMENT INCOME:
Dividend income	$1,260,258
Dividend tax reclaims	63,049
Less: Dividend withholding taxes	(181,574)
Less: Issuance fees	(2,586)
Interest income	17
Total investment income	1,139,164
EXPENSES:
Investment advisory fee (See Note 4)	823,799
Fund administration and accounting fees (See Note 4)	146,164
Transfer agent fees (See Note 4)	78,818
Custodian fees (See Note 4)	51,386
Legal fees	38,292
Federal and state registration fees	36,629
Trustees’ fees	29,430
Audit fees	22,966
Compliance fees (See Note 4)	12,410
Reports to shareholders	9,478
Interest expense	3,014
Distribution expenses - Retail Shares (See Note 5)	2,295
Other expenses and fees	13,265
Total expenses	1,267,946
Expense reimbursement by Adviser (See Note 4)	(438,838)
Net expenses	829,108
NET INVESTMENT INCOME	310,056
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	3,447,733
Foreign currency transactions	(267,794)
Net realized gain	3,179,939
Net change in unrealized appreciation (depreciation) on:
Investments	24,067,211
Foreign currency translations	(348)
Net change in unrealized appreciation	24,066,863
Net realized and unrealized gain	27,246,802
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,556,858

The accompanying notes are an integral part of these financial statements.

3

Hardman Johnston International Growth Fund
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
OPERATIONS:
Net investment income	$310,056	$185,921
Net realized gain (loss)	3,179,939	(2,747,781)
Net change in unrealized appreciation	24,066,863	14,278,355
Net increase in net assets from operations	27,556,858	11,716,495
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Shares	(136,944)	—
Total distributions to shareholders	(136,944)	—
CAPITAL TRANSACTIONS:
Shares sold - Institutional Shares	66,285,569	12,183,366
Shares issued in reinvestment of distributions - Institutional Shares	125,798	—
Shares redeemed - Institutional Shares	(40,036,835)	(10,003,532)
Shares sold - Retail Shares	193,240	179,815
Shares redeemed - Retail Shares	(29,419)	(854,492)
Net increase in net assets from capital transactions	26,538,353	1,505,157
NET INCREASE IN NET ASSETS	53,958,267	13,221,652
NET ASSETS:
Beginning of the year	60,093,998	46,872,346
End of the year	$ 114,052,265	$60,093,998
SHARES TRANSACTIONS
Shares sold - Institutional Shares	4,513,297	1,104,515
Shares issued in reinvestment of distributions - Institutional Shares	9,984	—
Shares redeemed - Institutional Shares	(2,659,496)	(909,544)
Shares sold - Retail Shares	12,072	15,896
Shares redeemed - Retail Shares	(1,921)	(75,372)
Total increase in shares outstanding	1,873,936	135,495

The accompanying notes are an integral part of these financial statements.

4

Hardman Johnston International Growth Fund
Financial Highlights
Institutional Shares
For a capital share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$12.38	$9.92	$8.74	$14.54	$11.11
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05	0.04	(0.01)	(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments	4.55	2.42	1.19	(5.62)	3.50
Total from investment operations	4.60	2.46	1.18	(5.65)	3.43
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	—	—	—	—
Net realized gains	—	—	—	(0.15)	—
Total distributions	(0.03)	—	—	(0.15)	—
Net asset value, end of year	$16.95	$12.38	$9.92	$8.74	$14.54
TOTAL RETURN	37.23%	24.80%	13.50%	(39.22)%	30.87%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$112,817	$59,324	$45,631	$45,252	$64,979
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.54%	1.78%	1.82%	1.74%	1.88%
After expense reimbursement/recoupment	1.00%	1.01%	1.00%	1.00%	1.00%
Ratio of borrowing interest expense to average net assets	0.00%(b)	0.01%	—%	—%	—%
Ratio of operational expenses to average net assets excluding borrowing interest expense	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets	0.38%	0.35%	(0.06)%	(0.28)%	(0.48)%
Portfolio turnover rate	81%	50%	59%	32%	46%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

5

Hardman Johnston International Growth Fund
Financial Highlights
Retail Shares
For a capital share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$13.00	$10.45	$9.22	$15.38	$11.79
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02	(0.00)(b)	(0.03)	(0.06)	(0.11)
Net realized and unrealized gain (loss) on investments	4.78	2.55	1.26	(5.95)	3.70
Total from investment operations	4.80	2.55	1.23	(6.01)	3.59
Net realized gains	—	—	—	(0.15)	—
Total distributions	—	—	—	(0.15)	—
Net asset value, end of year	$17.80	$13.00	$10.45	$9.22	$15.38
TOTAL RETURN	36.92%	24.40%	13.34%	(39.42)%	30.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,235	$770	$1,241	$581	$761
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.80%	2.02%	2.07%	1.99%	2.18%
After expense reimbursement/recoupment	1.25%	1.26%	1.25%	1.25%	1.25%
Ratio of borrowing interest expense to average net assets	0.00%(c)	0.01%	—%	—%	—%
Ratio of operational expenses to average net assets excluding borrowing interest expense	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets	0.16%	(0.04)%	(0.27)%	(0.53)%	(0.75)%
Portfolio turnover rate	81%	50%	59%	32%	46%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)	Amount represents less than $0.005 per share.
(c)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

6

HARDMAN JOHNSTON INTERNATIONAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025
NOTE 1 – ORGANIZATION
The Hardman Johnston International Growth Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a non-diversified series of the Trust. The Fund’s Institutional Shares commenced operations on February 14, 2018. The Fund’s Retail Shares commenced operations on September 17, 2018. Each class of shares differs principally in its respective distribution expenses. Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Dakota Investments LLC (the “Advisor”) serves as the investment advisor to the Fund. Hardman Johnston Global Advisors LLC (the “Sub-Advisor”) serves as the sub-advisor to the Fund. Redwood Investments, LLC (“Redwood”) served as the Fund’s sub-advisor from the Fund’s inception to December 31, 2019. Effective January 1, 2020, Hardman Johnston replaced Redwood as the Fund’s sub-advisor. The investment objective of the Fund is to seek long term capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies including FASB Accounting Update ASU 2013-08.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax return for the Fund for the current fiscal period, as well as the prior two fiscal periods, are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, management has concluded that the Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the year ended October 31, 2025.
C.
Securities Transactions, Income, Expenses, and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

7

HARDMAN JOHNSTON INTERNATIONAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to the Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fees: The Fund does not charge redemption fees to shareholders.
F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Foreign Currency: Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/loss on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settle dates on securities and currency transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

H.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of October 31, 2025, and through the date the financial statements were available to be issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and concluded that no additional recognition or disclosures are necessary.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation methodologies applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

8

HARDMAN JOHNSTON INTERNATIONAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value (“NAV”) because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event (a “Significant Event”) occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.
Registered Investment Companies: Investments in mutual funds are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded.
Short-Term Debt Securities: Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The Fund uses ICE Data Services (“ICE”) as a third-party fair valuation vendor. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Valuation Designee. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

9

HARDMAN JOHNSTON INTERNATIONAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 7,658,751	$106,256,097	$—	$113,914,848
Short-Term Investments	134,576	—	—	134,576
Total Investments	$7,793,327	$106,256,097	$—	$114,049,424

Refer to the Schedule of Investments for further disaggregation of investment categories.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the year ended October 31, 2025, the Advisor provided the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 1.00% of the average daily net assets of the Fund. For the year ended October 31, 2025, the Fund incurred $823,799 in advisory fees. Advisory fees payable at October 31, 2025 were $51,704. The Advisor has hired Hardman Johnston Global Advisors LLC as a sub-advisor to the Fund. The Advisor pays the Sub-Advisor fee for the Fund from its own assets and these fees are not an additional expense of the Fund.
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive its management fees and/or reimburse Fund expenses to ensure that the total annual operating expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e. any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred with any merger or reorganization, dividends and interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed the following amounts of the average daily net assets for each class of shares:
Hardman Johnston International Growth Fund

Institutional Shares	1.00%
Retail Shares.	1.00%

For the year ended October 31, 2025, the Advisor reduced its fees and absorbed Fund expenses in the amount of $438,838 for the Fund. The waivers and reimbursements will remain in effect through February 28, 2027 unless terminated sooner by, or with the consent of, the Board.
The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon the Trust’s review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

10/31/2026	10/31/2027	10/31/2028	Total
$386,043	$415,460	$438,838	$1,240,341

10

HARDMAN JOHNSTON INTERNATIONAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant, transfer agent and provides Chief Compliance Officer services to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. For the year ended October 31, 2025, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and compliance fees:

Fund administration & accounting	$146,164
Custodian	$51,386
Transfer agent	$78,818
Compliance	$12,410

At October 31, 2025, the Fund had payables due to Fund Services for administration, fund accounting, transfer agency, and compliance fees and to U.S. Bank N.A. for custody fees in the following amounts:

Fund administration & accounting	$35,325
Custodian	$8,627
Transfer agent	$17,652
Compliance	$3,201

Vigilant Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.
Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.
NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Retail Shares. The expenses covered by the Plan may include costs in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the year ended October 31, 2025, the Fund incurred distribution expenses on behalf of its Retail Shares in the amount of $2,295.
NOTE 6 – SECURITIES TRANSACTIONS
For the year ended October 31, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
International Growth Fund	$93,181,098	$63,727,554

There were no purchases or sales of long-term U.S. Government securities.

11

HARDMAN JOHNSTON INTERNATIONAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of October 31, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$80,630,624
Gross unrealized appreciation	38,844,438
Gross unrealized depreciation	(5,429,778)
Net unrealized appreciation	33,414,660
Undistributed ordinary income	3,678,419
Undistributed long-term capital gain	—
Total distributable earnings	3,678,419
Other accumulated gains/(losses)	(10,684,624)
Total accumulated earnings	$26,408,455

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and passive foreign investment companies.
As of October 31, 2025, the Fund had long-term capital losses in the amount of $8,359,493 and short-term capital losses in the amount of $2,325,131, with no expiration to offset future capital gains. During the year ended October 31, 2025, the Fund utilized short-term and long-term capital loss carryover in the amounts of $1,688,469 and $1,878,245, respectively, to reduce taxable income.
At October 31, 2025, on a tax basis, the Fund had no late year loss deferral.
The tax character of distributions paid during the two most recent fiscal years were as follows:

	Year Ended October 31
	2025	2024
Ordinary Income	$136,944	$—

For the fiscal year ended October 31, 2025, the effect of permanent “book/tax” reclassifications did not result in any increases or decreases to components of the Fund’s net assets.
NOTE 8 – LINE OF CREDIT
As of October 31, 2025, the Fund had an uncommitted line of credit (the “Line”) with U.S. Bank N.A. The Line is for liquidity in connection with shareholder redemptions and portfolio timing differences. Borrowings under the Line must be secured by Fund assets. The Fund is able to borrow the lesser of the line limit of $5,000,000, 20% of market value, or 33 1∕3% of the unencumbered assets of the Fund. The Line has a maturity date of May 27, 2026 and is reviewed annually by the Board of Trustees. During the fiscal year ended October 31, 2025, the maximum borrowing was $2,183,000 and average borrowing was $1,174,182. This borrowing resulted in interest expenses of $2,668 at a weighted average interest rate of 7.44%. As of October 31, 2025, the Fund did not have an outstanding loan balance.
NOTE 9 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

12

HARDMAN JOHNSTON INTERNATIONAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2025, Charles Schwab & Co. Inc. held 41% of the outstanding shares of the Fund, and National Financial Services, LLC owned 32% of the shares outstanding. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab & Co. Inc. or National Financial Services, LLC, are also beneficially owned.
NOTE 11 – SEGMENT REPORTING
The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the President/CCO of the Advisor. This individual serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

13

HARDMAN JOHNSTON INTERNATIONAL GROWTH FUND
Report of Independent Registered Public Accounting Firm
To the Shareholders of Hardman Johnston International Growth Fund and
Board of Trustees of Manager Directed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hardman Johnston International Growth Fund (the “Fund”), a series of Manager Directed Portfolios, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended October 31, 2022, and prior, were audited by other auditors whose report dated December 29, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 29, 2025

14

HARDMAN JOHNSTON INTERNATIONAL GROWTH FUND
NOTICE TO SHAREHOLDERS
at October 31, 2025 (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended October 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Hardman Johnston International Growth Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2025, was as follows:

Hardman Johnston International Growth Fund	0.00%

FOREIGN INCOME AND TAX
For the fiscal year ended October 31, 2025, the Fund earned foreign source income and paid foreign taxes, as noted below, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

Gross Foreign Income	Foreign Tax Paid
$1,165,473	$118,525

15

HARDMAN JOHNSTON INTERNATIONAL GROWTH FUND
ADDITIONAL INFORMATION
at October 31, 2025 (Unaudited)
Item 7(b). Financial Highlights are included within the financial statements under Item 7(a) above.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.
Not applicable.

16

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	January 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	January 6, 2026

By (Signature and Title)*	/s/ Colton Scarmardo
Colton Scarmardo, Treasurer/Principal Financial Officer

Date	January 6, 2026

* Print the name and title of each signing officer under his or her signature.